Remuneration of Directors and Senior Management (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Remuneration of Non-management Directors and Senior Management
REMUNERATION OF NON-MANAGEMENT DIRECTORS

	2025	2024	2023
Fees earned	$3	$3	$3
REMUNERATION OF SENIOR MANAGEMENT (1)

	2025	2024	2023
Salary	$2	$2	$2
Common stock option based awards	7	11	13
Annual incentive plans	6	6	5
Long-term incentive plans	19	20	19
	$34	$39	$39
(1)Senior management identified above are consistent with the disclosure on Named Executive Officers provided in the Company's Information Circular to shareholders for the respective years.